Operating Lease Commitments (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 16, 2021 ft²
Product Liability Contingency [Line Items]
Operating lease expenses | $	$ 18,220	$ 18,220	$ 36,440	$ 36,440
Operating Lease, Weighted Average Remaining Lease Term	1 year 3 months 10 days		1 year 3 months 10 days
Operating Lease, Weighted Average Discount Rate, Percent	10.00%		10.00%
Miramar Florida [Member] | Sunbearn Properties Inc [Member]
Product Liability Contingency [Line Items]
Area of Land | ft²					5,000